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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 95.9%

NEW YORK – 95.9%

AIRPORT – 2.5%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,122,274

DEDICATED TAX – 13.0%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,293,815

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,399,541

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,186,376

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,025,683

TOTAL DEDICATED TAX		$5,905,415

DEVELOPMENT – 2.8%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,262,220

EDUCATION – 5.4%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,296,111

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,740

New York State Dormitory Authority, NY, Unrefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	995,000	1,139,554

TOTAL EDUCATION		$2,441,405

FACILITIES – 0.1%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	40,000	40,344

GENERAL – 3.7%

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,695,435

GENERAL OBLIGATIONS – 12.4%

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	458,847

Description	Par Value	Value

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	$ 545,000	$610,005

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,086,398

New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,193,714

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 05/01/26	1,000,000	1,084,381

5.00%, 05/01/30	1,000,000	1,156,952

TOTAL GENERAL OBLIGATIONS		$5,590,297

HIGHER EDUCATION – 18.3%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)

4.00%, 07/01/26	800,000	815,205

5.00%, 07/01/29	1,195,000	1,282,455

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,112,466

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	835,575

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,175,203

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,050,000	2,206,450

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	870,802

TOTAL HIGHER EDUCATION		$8,298,156

HOUSING – 16.3%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	1,000,000	1,116,928

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,900,914

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)

2.45%, 05/01/31	500,000	464,046

3.10%, 11/01/34	890,000	849,623

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,480,000	1,468,310

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	$770,000	$768,896

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	820,000	811,861

TOTAL HOUSING		$7,380,578

LEASE – 3.4%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,551,404

MEDICAL – 9.6%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,059,627

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,195,079

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,068,160

TOTAL MEDICAL		$4,322,866

POWER – 3.8%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)

5.00%, 09/01/33	700,000	823,850

5.00%, 09/01/34	750,000	874,033

TOTAL POWER		$1,697,883

TRANSPORTATION – 0.7%

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/29	105,000	110,149

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	$200,000	$200,606

TOTAL TRANSPORTATION		$310,755

WATER – 3.9%

Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)

5.00%, 06/15/30	150,000	172,131

5.00%, 06/15/31	165,000	189,336

5.00%, 06/15/32	150,000	171,970

5.00%, 06/15/33	150,000	171,502

4.00%, 06/15/34	155,000	164,222

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	915,347

TOTAL WATER		$1,784,508

TOTAL NEW YORK		$43,403,540

TOTAL MUNICIPAL BONDS (Cost $45,106,024)		$43,403,540

	Number of Shares

MONEY MARKET FUND – 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	720,141	720,141

TOTAL MONEY MARKET FUND (Cost $720,141)		$720,141

TOTAL INVESTMENTS – 97.5% (Cost $45,826,165)		$44,123,681

OTHER ASSETS LESS LIABILITIES – 2.5%		1,148,906

TOTAL NET ASSETS – 100.0%		$45,272,587

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$43,403,540	$—	$43,403,540

Money Market Fund	720,141	—	—	720,141

Total	$720,141	$43,403,540	$—	$44,123,681

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)